Investments In Subsidiaries And Investee Companies	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 9 - Investments in Subsidiaries and Investee Companies

Note 9 - Investments in Subsidiaries and Investee Companies

  Movement during the year in investments in equity-accounted investees

$ millions

Balance as at January 1, 2017	153

Changes during the year:
Dividends received	(3)
Divestiture of equity accounted investees (see note 11)	(122)
Translation differences	1

Balance as at December 31, 2017	29

  Condensed data with respect to equity-accounted investees

Set forth below is condensed financial data with respect to equity-accounted investees which are individually insignificant without adjustments for the ownership rates held by the Group.

As at December 31
2017	2016
$ millions	$ millions

Current assets	54	260
Non-Current assets	39	568
Total assets	93	828
Current liabilities	25	131
Non-current liabilities	26	406
Total liabilities	51	537
Revenues	207	315
Expenses	197	279
Net income	10	36

Note 9 - Investments in Subsidiaries and Investee Companies (cont'd)

  Non-controlling interests in subsidiaries

The following table presents information with respect to non-controlling interests in a Group subsidiary, YPH JV, in the rate of 50%. The non-controlling interests are material to the Group (before elimination of inter-company transactions). The information includes fair value adjustments that were made on the acquisition date, other than goodwill and presented without adjustments for the ownership rates held by the Group.

2017	2016
$ millions	$ millions

Current assets	197	227
Intangibles assets	69	64
Other non current assets	302	314
Current liabilities	241	268
Long term liabilities	215	197
Equity	112	140

Sales	363	377
Operating Loss	(21)	(78)
Depreciation and amortization	34	34
Operating income (loss) before depreciation and amortization	13	(44)

Net loss	(38)	(104)
Comprehensive loss	(52)	(126)

  Loss of control over subsidiary

Commencing June 2015, the Company held 100% of the shares of Allana Afar (hereinafter – “Allana”), which held a concession for mining potash in Ethiopia. In 2016, in light of issuance of a tax assessment, which the Company contends illegal, and in light of a lack of support from the Government of Ethiopia in connection with construction of infrastructures and creation of the regulatory framework required for establishment of the project, Management decided to take all necessary actions towards termination of the project, including notification by Allana of cancellation of the mining agreement and return of the concession site to the Ethiopian government. During 2017, the company took actions to shut down the project with various parties in the Ethiopian government, including, a process of voluntary liquidation of the company and appointment of a liquidator on its behalf. Due to the above and following the Company’s examination, the company believes that it lost effective control over Allana in 2017. As a result, as part of the financial statements for 2017, the Company deconsolidated Allana’s assets (goodwill) and liabilities (tax provision) and recognized a gain from loss of control, in the amount of $7 million, presented under “other income” in the consolidated statement of income